APPENDIX I
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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1.       Name and address of issuer: The Diversified Investors Funds Group
                                     4 Manhattanville Road
                                     Purchase, New York 10577

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2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                         [X]


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3.       Investment Company Act File Number: 811-7674


         Securities Act File Number: 33-61810


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4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 1997
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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


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5.       Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                    $524,273,465
                                                                   ------------
         (ii)    Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                       $170,757,623
                                                        ------------
         (iii)   Aggregate price of securities
                 redeemed or repurchased during any
                 prior fiscal year ending no earlier
                 than October 11, 1995 that were not
                 previously used to reduce registration
                 fees payable to the Commission:        $
                                                         ---------
         (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                     $170,757,623
                                                                   ------------
         (v)     Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                  $353,515,842
                                                                   ------------
         -----------------------------------------------------------
         (vi)    Redemption credits available for use   $(         )
                 in future years -- if Item 5(i) is       ---------
                 less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

         -----------------------------------------------------------
         (vii)   Multiplier for determining registration
                 fee.  (See Instruction C.9):                        x .000295
                                                                     ---------
         (viii)  Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                                     =$104,287.17
                                                                  ============
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6.       Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other unites) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$
                                                                      ---------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$
                                                                      ---------
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9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: 3/25/98

              Method of Delivery:

                               [X]   Wire Transfer
                               [ ]   Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert F. Colby
                           -----------------------------------------
                             Robert F. Colby, Secretary
                           -----------------------------------------

Date  March 24, 1998
    ----------------------

  *Please print the name and title of the signing officer below the signature.

24F Fees
Diversified Investors Funds Group
For the period ended December 31, 1997

                                                      High     Intermediate  Government
                                      Money         Quality     Government   Corporate                     Equity         Equity
                                      Market          Bond         Bond        Bond          Balanced      Income         Value
                                    ------------ ------------- ------------ ------------- ------------- -------------- ------------
Proceeds from issuance of shares...  122,750,499   9,450,662     8,319,118    21,914,596    51,901,314    56,182,806     23,955,933
Proceeds from dividends reinvested.      746,659     233,191       186,066       654,007     3,494,280     1,506,534        986,512
                                  -------------------------------------------------------------------------------------------------
Aggregate securities sold..........  123,497,158   9,683,853     8,505,184    22,568,603    55,395,594    57,689,340     24,942,445

Value of shares redeemed...........  105,770,337   2,139,566       943,847     3,416,637    12,960,705     8,274,315      4,285,253
                                  -------------------------------------------------------------------------------------------------
Net Change                            17,726,821   7,544,287     7,561,337    19,151,966    42,434,889    49,415,025     20,657,192
                                  =================================================================================================


                                     Growth &        Equity       Special    Aggressive    High Yield    International
                                      Income         Growth       Equity       Equity         Bond          Equity        TOTAL
                                    ------------ ------------- ------------ ------------- ------------- -------------- ------------
Proceeds from issuance of shares...   54,618,827  54,504,140    53,577,577    10,050,938    10,968,499   31,672,394     509,867,303
Proceeds from dividends reinvested.      994,837   1,791,345     2,568,043             0       584,301      660,387      14,406,162
                                  -------------------------------------------------------------------------------------------------
Aggregate securities sold..........   55,613,664  56,295,485    56,145,620    10,050,938    11,552,800   32,332,781     524,273,465

Value of shares redeemed...........    6,704,048  10,184,419     7,245,725     1,118,578     4,040,685    3,673,508     170,757,623
                                  -------------------------------------------------------------------------------------------------
Net Change                            48,909,516  46,111,066    48,899,895     8,932,360     7,512,115   28,659,273     353,515,842
                                  =================================================================================================


Calculation of Fee
Total change                      $ 353,515,842
Per SEC .000295                   $  104,287.17
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